Stock-Based Compensation Plans - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Jan. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 700,000		$ 700,000		$ 700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,627,978		1,627,978		1,319,279
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)			354,699
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 200,000	$ 1,400,000	$ 1,300,000	$ 2,000,000.0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	10,500,000		$ 10,500,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			2 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 100,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	10,200,000		$ 10,200,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			1 year 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	0		$ 5,200,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	5,600,000		$ 5,600,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 0		$ 0
Shareholder-Approved Stock Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	2,700,683		2,700,683
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 1,627,978		$ 1,627,978
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	92,422	1,000	354,699	269,025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 18.91	$ 16.85
Deferred Share Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Share Units Outstanding Number (in shares)	281,768		281,768		252,011
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 18,500,000		$ 18,500,000		$ 18,300,000
Deferred Share Units Grants In Period (in shares)			29,757
Deferred Share Units Compensation Expense	2,700,000	$ 3,000,000.0	$ 300,000	$ 3,200,000
Cash-Settled Restricted Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	1,100,000		1,100,000		1,000,000.0
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	600,000		600,000		$ 800,000
Cash Settled Restricted Share Units Compensation Expense	$ 200,000	$ 300,000	$ 400,000	$ 600,000